NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue	$ 38,060	$ 323,635	$ 238,172	$ 425,172	$ 1,777,945	$ 1,509,880
Asia Pacific
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Revenue			$ 238,172		$ 1,777,945